STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK  10038

December 23, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:	Dreyfus BNY Mellon Funds, Inc.
File Numbers: 811-22912; 333-192305

Ladies and Gentlemen:

On behalf of Dreyfus BNY Mellon Funds, Inc. (the "Company"), transmitted for filing under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, is Pre-Effective Amendment No. 2 (the "Amendment") to the Company's Registration Statement on Form N-1A (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") on November 13, 2013 for the purpose of registering one series of the Company, Dreyfus Global Emerging Markets Fund (the "Fund").

The Amendment is being filed in order to respond to comments of the staff (the "Staff") of the Commission on the Registration Statement that were provided by Karen L. Rossotto of the Staff via letter dated December 13, 2013 (the "December 13th Letter"), to add related performance information for the Fund's subadviser, to complete previously incomplete portions of the filing and to make certain other revisions.  The prospectus included in the Amendment has been marked to indicate changes from the version filed as part of the Registration Statement; the statement of additional information ("SAI") included in the Amendment has been marked to indicate changes from the version filed as part of Pre-Effective Amendment No. 1 to the Registration Statement filed with the SEC on December 10, 2013.  We have considered comments made by the Staff with respect to one section of the Registration Statement as applicable to similar disclosure elsewhere in the Registration Statement.

For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated below in their entirety, and the response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

Prospectus

Fund Summary

1.
Staff Comment:  In Fees and Expenses, regarding footnote ***, discussing the fee waiver, if The Dreyfus Corporation may recoup any fees waived, please disclose this in the footnote, along with the terms of any recoupment.  Also please clarify that The Dreyfus Corporation is the Fund's adviser.  Finally, please clarify that the waiver/reimbursement may not be terminated before March 1, 2015, without the Board's consent.

Response:  The first sentence of footnote *** has been revised as follows:

The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.35%.

Amounts waived or reimbursed by Dreyfus under this agreement (the "Expense Limitation Agreement")  are not subject to recoupment by Dreyfus.  The Expense Limitation Agreement may only be terminated prior to March 1, 2015 upon termination of the Management Agreement between the Company, on behalf of the Fund, and Dreyfus.  Accordingly, we believe the disclosure does not need to be clarified.

2.
Staff Comment:  In Principal Investment Strategy, the first line states that "the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (or other instruments with similar economic characteristics) of companies located, organized or with a majority of assets or business in emerging market countries [emphasis added]".  With regard to the Fund's 80% test, we have the following comments:

a.  Please disclose what the "other instruments with similar economic characteristics" are, and, in general, disclose each type of security the Fund includes in its 80% test (e.g., preferred stocks, convertible securities, depositary receipts, warrants and IPO securities, as disclosed in the Fund Details section).

Response:  The Fund's policy with respect to the investment of 80% of its assets (the "80% Policy") has been revised as follows:  "To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) …"  These instruments are disclosed in the last paragraph of Fund Summary—Principal Investment Strategy, which has been revised as follows:

The fund may, but is not required to, use derivative or other strategic instruments, principally options, futures and options on futures, contracts for difference, forward contracts and swap agreements (including total return swaps), as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, as part of a hedging strategy or for other purposes related to the management of the fund.  To the extent such instruments have similar economic characteristics to equity securities as described in the fund's policy with respect to the investment of 80% of its net assets, these investments will be considered investments included within such policy.

The reference to preferred stocks, convertible securities, depositary receipts, warrants and IPO securities in Fund Details—Goal and Approach is to clarify that such instruments are included within the 80% Policy.  However, since investing in such securities will not be a principal investment strategy of the Fund, and since Form N-1A only permits discussion of "principal investment strategies" in the summary section of the prospectus, these securities are not discussed in Fund Summary—Principal Investment Strategy.

b.  In addition, as noted in the third paragraph in this section, certain derivatives may be used "as a substitute for investing in an underlying asset".  Please disclose the derivatives that may be included in the 80% test.  If derivatives are used in this way, please confirm to us that, for purposes of compliance with its 80% test, the Fund will value any derivatives at their market (and not notional) value.

Response:  See the response to Comment 2.a. To the extent that the Fund invests in derivative or other strategic instruments with economic characteristics similar to equity securities as described in the 80% Policy, the actual value of such investments (not the notional value) would be included for purposes of determining compliance with the 80% Policy.

c.  Please include any corresponding risks in Principal Risks for each type of security included in the 80% test.

Response:  Risks of securities and other instruments that are considered part of the Fund's principal investment strategy are disclosed in Fund Summary—Principal Risks and Fund Details—Investment Risks (see the response to Comment 2.a).  Risks of other securities and strategies described in Fund Details—Goal and Approach are disclosed as additional risks in the second part of Fund Details—Investment Risks, with the exception of warrants and forward commitments, in respect of which the following has been added:

•
Warrants risk.  Warrants are subject to the same market risk as stocks, but may be more volatile in price.  An investment in warrants would not entitle the fund to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

•
Forward commitments risk.  The purchase or sale of securities on a forward commitment basis means delivery and payment take place at a future date at a predetermined price.  When purchasing a security on a forward commitment basis, the fund would assume the risks of ownership of the security, including the risk of price fluctuations, and takes such fluctuations into account when determining its net asset value.

d.  Finally, as stated, one basis the Fund uses to determine whether a company is economically tied to an emerging market includes that a company is "located" in an emerging market country.  Please explain how the assets of a company that is "located" in an "emerging market" country are exposed to the economic fortunes and risks of that country.  See Investment Company Names, Investment Company Act Release No. 24828, at n.26 (Jan. 17, 2001).

Response:  We understand the above-referenced release (the "Names Release") as stating that the two-part test in Rule 35d-1(a)(3)(i) and (ii) for funds with names suggesting investment in certain geographic regions is an expansion of the three criteria specified in Rule 35d-1 as originally proposed.1  The Names Release explains that the specific criteria would be "too restrictive" and that the disclosure approach being adopted would allow an investment company the flexibility to invest in "additional types of investments that are not addressed by the three proposed criteria" (emphasis added),2 implying that the three criteria are a subset of the "tied economically" standard as adopted in the final rule.3  We have revised the 80% Policy as follows to more closely conform to the relevant portion of the cited criteria:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging market countries.
__________
1.	See n. 24 of the Names Release, explaining that under the rule as proposed "an investment would have to have been in: (i) securities of issuers that are organized under the laws of the country or of a country within the geographic region suggested by the company's name or that maintain their principal place of business in that country or region; (ii) securities that are traded principally in the country or region suggested by the company's name; or (iii) securities of issuers that, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the company's name or that have at least 50% of their assets in that country or region." (emphasis added)
2.	Names Release at II.A.2.
3.	Rule 35d-1(a)(3)(i).

3.
Staff Comment:  Also in Principal Investment Strategy, please disclose the market capitalization of the securities in which the Fund invests.  If appropriate, please also disclose in Principal Risks any risks associated with investment in small and mid-cap stocks.

Response:  We have repeated the following sentence from Fund Details—Goal and Approach as the last sentence in the first paragraph of Fund Summary—Principal Investment Strategy:  "The fund may invest in equity securities of companies with any market capitalization."  In addition, we have moved the Market capitalization risk (small-, mid- and large-cap stock risk) disclosure, currently included as an additional risk in the second part of Fund Details—Investment Risks, to the first part of Fund Details—Investment Risks as a principal risk and included a summary version in Fund Summary—Principal Risks.

4.
Staff Comment:  Also, in Principal Investment Strategy, it states that the Fund may invest in total return swaps.  Please note that the Commission recently issued a concept release exploring issues relating to the use of derivatives by funds, including whether current market practices involving derivatives are consistent with the leverage provisions of the Investment Company Act of 1940.  See Investment Company Act Release No. 29776 (Aug. 31, 2011).  Accordingly, please be aware that the Commission or its staff could issue future guidance related to derivatives (such as total return swaps) and leverage, including guidance related to coverage requirements, which could impact the manner in which the Fund operates.

Response:  We understand that the Commission or the Staff could issue such future guidance.  Please note the following sentence that is the last sentence in Derivatives risk in Fund Details—Investment Risks:  "Future rules and regulations of the Securities and Exchange Commission (SEC) may impact the fund's operations as described in this prospectus."

5.
Staff Comment:  In Principal Risks, Derivatives risk, please tailor the disclosure to describe the risks presented by derivatives in which the Fund may invest as a principal investment strategy.  In particular, please note that The Division of Investment Management has made a number of observations about derivative-related disclosure by investment companies by means of a letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure, to Karrie McMillan, General Counsel, Investment Company Institute, dated July 30, 2010.  Please review the observations in that letter and revise your disclosure concerning the use and risks of derivatives, as appropriate.

Response:  We have reviewed the above-referenced letter.  Please note that Derivatives risk in Fund Details—Investment Risks is already tailored to address the specific risks of options, futures and options on futures, contracts for difference, forward contracts and swap agreements (see the response to Comment 2.b), including, in the case of contracts for difference, swap agreements, forward contracts and over-the-counter options, counterparty risk, illiquidity risk and pricing risk.

6.
Staff Comment:  In Portfolio Management it states that the primary portfolio managers have held their positions "since the fund's inception".  Please replace "the fund's inception" with the year the Fund's portfolio managers first held their positions with the Fund.  Please also separate the disclosure identifying the Fund's Adviser and sub-adviser from the identification of its portfolio managers.

Response: Fund Summary—Portfolio Management has been revised as follows:

The fund's investment adviser is The Dreyfus Corporation (Dreyfus), and the fund's subadviser is Newton Capital Management Limited (Newton), an affiliate of Dreyfus.

Robert Marshall-Lee and Sophia Whitbread, CFA are the fund's primary portfolio managers, positions they have held since the fund's inception in 2014.  Mr. Marshall-Lee, the lead portfolio manager, is the investment leader of the emerging markets equities team at Newton.  Ms. Whitbread is an investment manager on the emerging markets equities team at Newton.

Fund Details

7.
Staff Comment:  In Goals and Approach, it states that the Fund may invest in frontier markets.  If investment in these markets is a principal investment strategy of the Fund, please disclose this strategy in the Fund Summary along with any corresponding risks.

Response:  The following sentence from Goal and Approach has been repeated in Fund Summary—Principal Investment Strategy as the fourth sentence in the first paragraph:  "The fund also may invest in companies located, organized, or with a majority of assets or business in developed markets and pre-emerging markets, also known as frontier markets."  In addition, the risk factor Frontier market risk has been moved from the list of additional risk factors in Fund Details—Investment Risks to the list of principal risk factors, and the first three sentences of Frontier market risk have been added to Fund Summary—Principal Investment Risks.

8.
Staff Comment:  In Investment Risks, High portfolio turnover risk, it states that the Fund "may engage in active and frequent trading".  Please disclose this in the strategy section.  If the Fund expects its portfolio turnover to be greater than 100%, please disclose this strategy in the Fund Summary along with the corresponding risks.

Response:  The following has been added as the last sentence of the fourth paragraph in Fund Details—Goal and Approach:  "At times, the fund may engage in short-term trading."  We have been advised by Fund management that the Fund's portfolio turnover normally is not expected to be greater than 100%.

9.
Staff Comment:  In Investment Risks, Growth and value stock risk is disclosed as being an "additional risk" of the Fund, rather than a principal risk.  Given the disclosure in the Principal Investment Strategy of the Fund's use of a "fundamental bottom-up investment process", which would seem to be a value-investing technique, please explain why "growth and value stock risk" would not be a principal risk of the Fund, or otherwise revise as appropriate.

Response:  Please note that the discussions of the investment process in Fund Summary—Principal Investment Strategy and, to a greater extent, in Fund Details—Goal and Approach also include what may be considered elements of a growth investing technique (e.g., identification of trends and themes).  We have moved Growth and value stock risk, currently included as an additional risk in the second part of Fund Details—Investment Risks, to Fund Summary—Principal Risks and the first part of Fund Details—Investment Risks as a principal risk.

10.	Staff Comment: In Investment Risks, Leverage risk, the disclosure discusses "lending portfolio securities". Please include disclosure of the Fund's securities lending strategy, where appropriate.

Response:  The last sentence in the fifth paragraph in Fund Details—Goal and Approach has been revised as follows:  "Although not a principal investment strategy, the fund may invest in exchange-traded funds (ETFs) and may lend its portfolio securities to seek to generate additional return."

Statement of Additional Information

11.	Staff Comment: In Investment Restrictions, please disclose the Fund's fundamental policy with respect to underwriting.

Response:  The following has been added as a Fundamental Policy:  "[The fund may not] [a]ct as an underwriter of securities of other issuers, except that the fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities."

* * * * *

As previously discussed with the Staff, we plan to request acceleration of the effectiveness of the Registration Statement with respect to the Fund to January 24, 2014 and in connection therewith will furnish the letter requested by the Staff in the December 13th Letter.

We hope the Staff finds that this letter and the revisions to the prospectus and SAI are responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.5698 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:           Janna Manes